ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Unaudited Pro Forma Financial Information from Joint Venture

The unaudited pro forma financial information, combining our results of operations with the operations of Carrier Enterprise II and Carrier Enterprise III as if the joint ventures had been consummated on January 1, 2011, is as follows:

Years ended December 31,	2012	2011
Revenues	$3,526,621	$3,404,381

Net income	156,728	159,147
Less: net income attributable to noncontrolling interest	54,153	60,380

Net income attributable to Watsco, Inc.	$102,575	$98,767

Diluted earnings per share for Common and Class B common stock	$2.64	$2.89

Carrier Enterprise II
Purchase Price Allocation for Joint Venture

The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in the joint venture based on the respective fair values as of April 29, 2011:

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

Carrier Enterprise III
Purchase Price Allocation for Joint Venture

The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise III based on the respective fair values as of April 27, 2012:

Cash	$10
Accounts receivable	46,718
Inventories	55,024
Other current assets	481
Property and equipment	2,517
Goodwill	65,291
Intangible assets	151,172
Other assets	978
Accounts payable and accrued expenses	(44,208)
Noncontrolling interest	(104,244)

Total purchase price	$173,739